CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Preferred Stock	Stock Warrants	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income(Loss)	Treasury Stock
Balance at Dec. 31, 2011	$ 60,425,281	$ 3,092,566	$ 16,938,571	$ 283,738	$ 23,220,493	$ 16,791,561	$ 561,997	$ (463,645)
Net income	4,048,767	0	0	0	0	4,048,767	0	0
Other comprehensive income	1,971,031	0	0	0	0	0	1,971,031	0
Dividends on preferred stock	(342,460)	0	0	0	0	(342,460)	0	0
Cash dividend declared, $.15 per common share	(464,727)	0	0	0	0	(464,727)	0	0
Grant of restricted stock	0	42,795	0	0	(42,795)	0	0	0
Compensation cost on restricted stock	263,216	0	0	0	263,216	0	0	0
Preferred stock accretion	0	0	81,968	0	0	(81,968)	0	0
Repurchase of restricted stock for payment of taxes	(15,642)	(1,765)	0	0	(13,877)	0	0	0
Balance at Dec. 31, 2012	65,885,466	3,133,596	17,020,539	283,738	23,427,037	19,951,173	2,533,028	(463,645)
Net income	4,639,495	0	0	0	0	4,639,495	0	0
Other comprehensive income	(3,781,872)	0	0	0	0	0	(3,781,872)	0
Dividends on preferred stock	(342,460)	0	0	0	0	(342,460)	0	0
Cash dividend declared, $.15 per common share	(615,781)	0	0	0	0	(615,781)	0	0
Grant of restricted stock	0	39,913	0	0	(39,913)	0	0	0
Compensation cost on restricted stock	391,777	0	0	0	391,777	0	0	0
Preferred stock accretion	0	0	81,968	0	0	(81,968)	0	0
Repurchase of restricted stock for payment of taxes	(26,749)	(1,788)	0	0	(24,961)	0	0	0
Issuance of 1,951,220 common shares	18,958,464	1,951,220	0	0	18,048,785	(1,041,541)	0	0
Balance at Dec. 31, 2013	$ 85,108,340	$ 5,122,941	$ 17,102,507	$ 283,738	$ 41,802,725	$ 22,508,918	$ (1,248,844)	$ (463,645)